T. ROWE PRICE Emerging Markets Corporate Bond Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.7%
Convertible Bonds 0.1%
MercadoLibre , 2.00%, 8/15/28 (USD)  396,000 1,517
1,517
Corporate Bonds 0.6%
MercadoLibre , 3.125%, 1/14/31 (USD)  850,000 821
YPF, STEP, 4.00%, 2/12/26 (USD) (1) 1,082,080 960
YPF, STEP, 4.00%, 2/12/26 (USD)  4,200,000 3,724
5,505
Total Argentina (Cost
$6,741
)
7,022
BRAZIL 6.5%
Corporate Bonds 6.5%
Azul Investments, 7.25%, 6/15/26 (USD) (1) 2,655,000 2,540
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  6,900,000 7,350
BRF, 4.875%, 1/24/30 (USD)  5,450,000 5,464
Cosan Overseas, 8.25% (USD) (2) 3,375,000 3,483
CSN Inova Ventures, 6.75%, 1/28/28 (USD) (1) 2,800,000 2,990
CSN Resources, 7.625%, 4/17/26 (USD)  2,300,000 2,441
Globo Comunicacao e Participacoes , 4.875%, 1/22/30
(USD) (1) 5,000,000 4,962
Globo Comunicacao e Participacoes , 4.875%, 1/22/30 (USD)  2,150,000 2,133
Globo Comunicacao e Participacoes , 5.125%, 3/31/27 (USD)  3,825,000 3,903
Minerva Luxembourg, 4.375%, 3/18/31 (USD) (1) 2,805,000 2,713
Minerva Luxembourg, 5.875%, 1/19/28 (USD)  4,755,000 5,093
Nexa Resources, 5.375%, 5/4/27 (USD)  6,000,000 6,307
Petrobras Global Finance, 5.50%, 6/10/51 (USD)  4,640,000 4,326
StoneCo , 3.95%, 6/16/28 (USD) (1) 7,431,000 7,195
Total Brazil (Cost
$61,602
)
60,900
CHILE 5.2%
Corporate Bonds 5.2%
AES Andes, VR, 7.125%, 3/26/79 (USD) (3) 400,000 425
AES Andes, VR, 7.125%, 3/26/79 (USD) (1)(3) 10,385,000 11,040
Celulosa Arauco y Constitucion , 3.875%, 11/2/27 (USD)  3,775,000 4,056
Celulosa Arauco y Constitucion , 4.20%, 1/29/30 (USD)  400,000 432
Celulosa Arauco y Constitucion , 5.15%, 1/29/50 (USD)  5,325,000 6,037
Celulosa Arauco y Constitucion , 5.50%, 4/30/49 (USD) (1) 556,000 654
Celulosa Arauco y Constitucion , 5.50%, 4/30/49 (USD)  300,000 353
Enel Chile, 4.875%, 6/12/28 (USD)  4,610,000 5,288

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Interchile , 4.50%, 6/30/56 (USD) (1) 6,590,000 6,888
Kenbourne Invest, 4.70%, 1/22/28 (USD) (1) 4,435,000 4,467
Kenbourne Invest, 4.70%, 1/22/28 (USD)  1,585,000 1,597
VTR Finance, 6.375%, 7/15/28 (USD) (1) 7,382,000 7,968
Total Chile (Cost
$48,601
)
49,205
CHINA 10.1%
Convertible Bonds 0.6%
21Vianet Group, Zero Coupon, 2/1/26 (USD) (1) 4,749,000 3,955
Huazhu Group, 3.00%, 5/1/26 (USD)  1,419,000 1,856
5,811
Corporate Bonds 9.5%
21Vianet Group, 7.875%, 10/15/21 (USD)  3,150,000 3,150
Agile Group Holdings, 5.50%, 5/17/26 (USD)  2,700,000 2,504
Agile Group Holdings, 5.75%, 1/2/25 (USD)  5,500,000 5,183
Bright Scholar Education Holdings, 7.45%, 7/31/22 (USD)  5,075,000 5,089
China Oil & Gas Group, 4.70%, 6/30/26 (USD)  2,532,000 2,586
Country Garden Holdings, 5.625%, 1/14/30 (USD)  10,325,000 10,583
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  8,245,000 8,431
Huarong Finance, 4.75%, 4/27/27 (USD)  1,170,000 1,106
Huarong Finance II, 4.875%, 11/22/26 (USD)  1,380,000 1,337
Kaisa Group Holdings, 11.25%, 4/9/22 (USD)  1,000,000 900
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  4,100,000 3,526
KWG Group Holdings, 7.875%, 9/1/23 (USD)  5,650,000 5,495
Lenovo Group, 5.875%, 4/24/25 (USD)  6,470,000 7,293
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  8,442,000 7,559
Shimao Group Holdings, 5.20%, 1/30/25 (USD)  975,000 961
Shimao Group Holdings, 5.20%, 1/16/27 (USD)  1,980,000 1,923
Shimao Group Holdings, 5.60%, 7/15/26 (USD)  2,695,000 2,675
Times China Holdings, 6.20%, 3/22/26 (USD)  5,070,000 4,605
Times China Holdings, 6.75%, 7/8/25 (USD)  3,900,000 3,583
Tingyi Cayman Islands Holding, 1.625%, 9/24/25 (USD)  2,601,000 2,583
West China Cement, 4.95%, 7/8/26 (USD)  4,618,000 4,494
Yuzhou Group Holdings, 7.85%, 8/12/26 (USD)  3,650,000 2,432
Yuzhou Group Holdings, 8.375%, 10/30/24 (USD)  1,800,000 1,392
89,390
Total China (Cost
$98,808
)
95,201

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 6.3%
Corporate Bonds 6.3%
Banco Davivienda , VR, 6.65% (USD) (1)(2)(3) 7,600,000 8,123
Banco de Bogota, 4.375%, 8/3/27 (USD)  4,855,000 5,069
Banco de Bogota, 6.25%, 5/12/26 (USD)  6,300,000 6,867
Bancolombia , VR, 4.625%, 12/18/29 (USD) (3) 8,260,000 8,378
Ecopetrol , 5.375%, 6/26/26 (USD)  1,265,000 1,376
Ecopetrol , 5.875%, 5/28/45 (USD)  2,700,000 2,731
Ecopetrol , 6.875%, 4/29/30 (USD)  2,790,000 3,269
Gran Colombia Gold, 6.875%, 8/9/26 (USD) (1) 4,600,000 4,617
Grupo Aval, 4.375%, 2/4/30 (USD)  8,350,000 8,260
Grupo Energia Bogota, 4.875%, 5/15/30 (USD) (1) 4,457,000 5,050
Millicom International Cellular, 4.50%, 4/27/31 (USD) (1) 5,091,000 5,332
Total Colombia (Cost
$58,477
)
59,072
EGYPT 0.8%
Government Bonds 0.8%
Arab Republic of Egypt, 5.875%, 6/11/25 (USD)  6,125,000 6,357
Arab Republic of Egypt, 5.875%, 2/16/31 (USD) (1) 853,000 786
Total Egypt (Cost
$7,247
)
7,143
GEORGIA 0.8%
Corporate Bonds 0.8%
Georgian Railway, 4.00%, 6/17/28 (USD) (1) 5,312,000 5,416
Georgian Railway, 4.00%, 6/17/28 (USD)  1,900,000 1,937
Total Georgia (Cost
$7,248
)
7,353
GHANA 0.6%
Corporate Bonds 0.6%
Kosmos Energy, 7.125%, 4/4/26 (USD)  2,250,000 2,210
Kosmos Energy, 7.50%, 3/1/28 (USD)  3,450,000 3,355
Total Ghana (Cost
$5,496
)
5,565

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
HONG KONG 0.5%
Corporate Bonds 0.5%
PCPD Capital, 5.125%, 6/18/26 (USD)  4,322,000 4,333
Total Hong Kong (Cost
$4,337
)
4,333
INDIA 7.4%
Corporate Bonds 6.2%
ABJA Investment, 5.45%, 1/24/28 (USD)  5,855,000 6,395
ABJA Investment, 5.95%, 7/31/24 (USD)  4,340,000 4,709
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  6,820,000 6,633
Adani Ports & Special Economic Zone, 4.375%, 7/3/29 (USD)  3,800,000 4,000
Adani Ports & Special Economic Zone, 5.00%, 8/2/41 (USD) (1) 3,150,000 3,276
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  7,361,550 7,421
Azure Power Energy, 3.575%, 8/19/26 (USD) (1) 2,500,000 2,538
Greenko Investment, 4.875%, 8/16/23 (USD)  2,750,000 2,774
Housing Development Finance, 8.22%, 3/28/22  130,000,000 1,770
ICICI Bank, 3.80%, 12/14/27 (USD)  4,800,000 5,165
India Green Power Holdings, 4.00%, 2/22/27 (USD) (1) 1,750,000 1,763
India Green Power Holdings, 4.00%, 2/22/27 (USD)  3,200,000 3,224
JSW Steel, 5.95%, 4/18/24 (USD)  1,995,000 2,120
Tata Motors, 5.75%, 10/30/24 (USD)  400,000 423
Tata Motors, 5.875%, 5/20/25 (USD)  600,000 645
TML Holdings Pte , 5.50%, 6/3/24 (USD)  4,775,000 4,990
57,846
Government Bonds 1.2%
Export-Import Bank of India, 3.375%, 8/5/26 (USD)  10,850,000 11,533
11,533
Total India (Cost
$68,022
)
69,379
INDONESIA 4.6%
Corporate Bonds 4.6%
Adaro Indonesia, 4.25%, 10/31/24 (USD)  4,265,000 4,349
Bank Negara Indonesia Persero , 3.75%, 3/30/26 (USD)  5,165,000 5,311
Minejesa Capital, 5.625%, 8/10/37 (USD)  6,300,000 6,664
Pakuwon Jati , 4.875%, 4/29/28 (USD)  2,015,000 2,087
Pertamina Persero , 6.50%, 11/7/48 (USD)  3,200,000 4,256
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)  5,350,000 5,805
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1) 325,000 348
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD)  950,000 1,017
Perusahaan Listrik Negara, 5.45%, 5/21/28 (USD) (1) 425,000 495

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Perusahaan Listrik Negara, 5.45%, 5/21/28 (USD)  525,000 611
Tower Bersama Infrastructure, 2.75%, 1/20/26 (USD)  5,650,000 5,736
Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)  5,950,000 6,255
Total Indonesia (Cost
$41,883
)
42,934
ISRAEL 2.7%
Corporate Bonds 2.7%
ICL Group, 6.375%, 5/31/38 (USD) (1) 6,850,000 8,879
Leviathan Bond, 6.125%, 6/30/25 (USD) (1) 6,400,000 6,928
Teva Pharmaceutical Finance Netherlands III, 2.80%, 7/21/23
(USD)  3,518,000 3,496
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26
(USD)  1,700,000 1,628
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46
(USD)  550,000 474
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)  1,050,000 1,100
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  2,950,000 3,356
Total Israel (Cost
$24,876
)
25,861
JAMAICA 0.7%
Corporate Bonds 0.7%
Digicel , 6.75%, 3/1/23 (USD)  3,225,000 3,045
Digicel Group Holdings, 10.00% (8.000% Cash and 2.000% PIK
or 10% PIK), 4/1/24 (USD) (4) 2,316,250 2,296
Digicel International Finance, 8.00%, 12/31/26 (USD) (1) 270,688 263
Digicel International Finance, 8.75%, 5/25/24 (USD) (1) 1,068,067 1,107
Total Jamaica (Cost
$6,457
)
6,711
KAZAKHSTAN 1.6%
Corporate Bonds 1.6%
KazMunayGas National, 5.375%, 4/24/30 (USD)  2,685,000 3,175
KazMunayGas National, 5.75%, 4/19/47 (USD)  2,100,000 2,529
Tengizchevroil Finance International, 4.00%, 8/15/26 (USD)  8,900,000 9,581
Total Kazakhstan (Cost
$15,340
)
15,285

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 1.5%
Corporate Bonds 1.5%
Equate Petrochemical, 2.625%, 4/28/28 (USD) (1) 2,090,000 2,107
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1) 1,635,000 1,804
Equate Petrochemical, 4.25%, 11/3/26 (USD)  8,975,000 9,900
Total Kuwait (Cost
$13,597
)
13,811
MACAO 0.8%
Corporate Bonds 0.8%
Wynn Macau, 5.625%, 8/26/28 (USD) (1) 7,635,000 7,279
Total Macao (Cost
$7,685
)
7,279
MALAYSIA 1.7%
Corporate Bonds 1.7%
Axiata Spv5 Labuan, 3.064%, 8/19/50 (USD)  3,750,000 3,593
Gohl Capital, 4.25%, 1/24/27 (USD)  4,800,000 5,063
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)  7,010,000 7,459
Total Malaysia (Cost
$16,053
)
16,115
MEXICO 10.7%
Corporate Bonds 9.5%
Axtel , 6.375%, 11/14/24 (USD) (1) 4,304,000 4,406
Banco Mercantil del Norte, VR, 6.75% (USD) (2)(3) 800,000 845
Banco Mercantil del Norte, VR, 7.625% (USD) (2)(3) 2,900,000 3,238
Banco Santander Mexico, 5.375%, 4/17/25 (USD) (1) 2,300,000 2,574
Banco Santander Mexico, VR, 8.50% (USD) (2)(3) 450,000 462
BBVA Bancomer , VR, 5.125%, 1/18/33 (USD) (3) 5,455,000 5,694
BBVA Bancomer , VR, 5.35%, 11/12/29 (USD) (3) 470,000 497
BBVA Bancomer , VR, 5.875%, 9/13/34 (USD) (1)(3) 5,925,000 6,447
Cemex , 3.875%, 7/11/31 (USD)  6,100,000 6,111
Cemex , 5.45%, 11/19/29 (USD)  3,418,000 3,709
Cometa Energia , 6.375%, 4/24/35 (USD) (1) 4,981,300 5,847
Cometa Energia , 6.375%, 4/24/35 (USD)  914,000 1,073
Controladora Mabe , 5.60%, 10/23/28 (USD) (1) 1,930,000 2,246
Corp Inmobiliaria Vesta , 3.625%, 5/13/31 (USD) (1) 3,840,000 3,899
Electricidad Firme de Mexico Holdings, 4.90%, 11/20/26
(USD) (1) 2,410,000 2,408
Industrias Penoles , 4.15%, 9/12/29 (USD)  6,000,000 6,594
Industrias Penoles , 4.75%, 8/6/50 (USD) (1) 2,300,000 2,547

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD) (1) 5,200,000 5,360
Infraestructura Energetica Nova, 4.75%, 1/15/51 (USD)  1,400,000 1,443
Infraestructura Energetica Nova, 4.875%, 1/14/48 (USD) (1) 1,200,000 1,237
Metalsa , 3.75%, 5/4/31 (USD) (1) 7,542,000 7,386
Mexico City Airport Trust, 5.50%, 7/31/47 (USD) (1) 4,050,000 4,144
Nemak , 3.625%, 6/28/31 (USD) (1) 4,400,000 4,356
Orbia Advance, 5.50%, 1/15/48 (USD) (1) 2,320,000 2,732
Orbia Advance, 5.875%, 9/17/44 (USD)  3,580,000 4,439
89,694
Government Bonds 1.2%
Petroleos Mexicanos , 6.50%, 3/13/27 (USD)  6,975,000 7,376
Petroleos Mexicanos , 6.75%, 9/21/47 (USD)  4,400,000 3,844
11,220
Total Mexico (Cost
$98,633
)
100,914
MOROCCO 1.0%
Corporate Bonds 1.0%
Vivo Energy Investments, 5.125%, 9/24/27 (USD) (1) 4,700,000 4,982
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  3,850,000 4,081
Total Morocco (Cost
$8,887
)
9,063
OMAN 2.5%
Corporate Bonds 2.5%
Bank Muscat, 4.75%, 3/17/26 (USD)  4,050,000 4,180
Lamar Funding, 3.958%, 5/7/25 (USD)  2,950,000 2,958
OmGrid Funding, 5.196%, 5/16/27 (USD)  3,255,000 3,388
Oryx Funding, 5.80%, 2/3/31 (USD) (1) 2,775,000 2,944
Oryx Funding, 5.80%, 2/3/31 (USD)  1,600,000 1,697
Oztel Holdings, 5.625%, 10/24/23 (USD)  750,000 788
Oztel Holdings, 6.625%, 4/24/28 (USD)  6,750,000 7,443
Total Oman (Cost
$22,769
)
23,398
PANAMA 3.2%
Corporate Bonds 3.2%
Aeropuerto Internacional de Tocumen , 4.00%, 8/11/41 (USD) (1) 5,430,000 5,590
Banco General, VR, 5.25% (USD) (1)(2)(3) 6,115,000 6,191
Banco Nacional de Panama, 2.50%, 8/11/30 (USD) (1) 6,600,000 6,338
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 1,900,000 2,000
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1) 3,100,000 3,219

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
C&W Senior Financing, 7.50%, 10/15/26 (USD)  900,000 935
Sable International Finance, 5.75%, 9/7/27 (USD) (1) 1,120,000 1,177
Sable International Finance, 5.75%, 9/7/27 (USD)  4,100,000 4,310
Total Panama (Cost
$29,994
)
29,760
PARAGUAY 0.8%
Corporate Bonds 0.8%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1) 6,325,000 6,633
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD)  900,000 944
Total Paraguay (Cost
$7,546
)
7,577
PERU 1.8%
Corporate Bonds 1.8%
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (USD) (1)(3) 6,610,000 6,480
Corp Financiera de Desarrollo , 2.40%, 9/28/27 (USD)  6,500,000 6,460
InRetail Consumer, 3.25%, 3/22/28 (USD) (1) 3,965,000 3,980
Total Peru (Cost
$17,053
)
16,920
PHILIPPINES 3.1%
Corporate Bonds 3.1%
FPC Resources, 4.375%, 9/11/27 (USD)  5,347,000 5,721
Globe Telecom, 2.50%, 7/23/30 (USD)  4,120,000 3,973
Globe Telecom, 3.00%, 7/23/35 (USD)  2,825,000 2,614
ICTSI Treasury, 5.875%, 9/17/25 (USD)  2,350,000 2,747
International Container Terminal Services, 4.75%, 6/17/30 (USD)  3,970,000 4,448
Manila Water, 4.375%, 7/30/30 (USD)  8,000,000 8,420
SM Investments, 4.875%, 6/10/24 (USD)  950,000 1,026
Total Philippines (Cost
$28,119
)
28,949
QATAR 0.5%
Corporate Bonds 0.5%
Qatar Petroleum, 3.125%, 7/12/41 (USD) (1) 4,420,000 4,426
Total Qatar (Cost
$4,445
)
4,426
RUSSIA 0.9%
Corporate Bonds 0.9%
GTLK Europe Capital, 4.65%, 3/10/27 (USD)  3,375,000 3,540

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GTLK Europe Capital, 5.95%, 4/17/25 (USD)  4,560,000 5,011
Total Russia (Cost
$8,275
)
8,551
SAUDI ARABIA 1.8%
Corporate Bonds 0.9%
Dar Al- Arkan Sukuk , 6.875%, 3/21/23 (USD)  5,500,000 5,706
Saudi Electricity Global Sukuk , 5.06%, 4/8/43 (USD)  2,200,000 2,690
8,396
Government Bonds 0.9%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1) 2,150,000 2,417
Saudi Arabian Oil, 4.25%, 4/16/39 (USD)  5,075,000 5,706
8,123
Total Saudi Arabia (Cost
$16,281
)
16,519
SINGAPORE 0.2%
Convertible Bonds 0.2%
Sea, 0.25%, 9/15/26 (USD)  1,890,000 1,917
Total Singapore (Cost
$1,890
)
1,917
SOUTH KOREA 0.3%
Corporate Bonds 0.3%
Shinhan Bank, 4.00%, 4/23/29 (USD)  1,225,000 1,358
Shinhan Bank, 4.50%, 3/26/28 (USD)  1,700,000 1,926
Total South Korea (Cost
$3,283
)
3,284
TANZANIA 0.9%
Convertible Bonds 0.3%
HTA Group, 2.875%, 3/18/27 (USD)  2,200,000 2,439
2,439
Corporate Bonds 0.6%
HTA Group, 7.00%, 12/18/25 (USD) (1) 1,055,000 1,113
HTA Group, 7.00%, 12/18/25 (USD)  4,500,000 4,747
5,860
Total Tanzania (Cost
$8,102
)
8,299

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 4.1%
Corporate Bonds 4.1%
Bangkok Bank, VR, 3.466%, 9/23/36 (USD) (1)(3) 2,270,000 2,251
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 5,700,000 5,820
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(3) 3,380,000 3,451
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  7,835,000 7,971
Kasikornbank , VR, 3.343%, 10/2/31 (USD) (3) 5,979,000 6,026
PTTEP Treasury Center, 2.587%, 6/10/27 (USD) (1) 2,288,000 2,372
PTTEP Treasury Center, 2.587%, 6/10/27 (USD)  2,250,000 2,332
PTTEP Treasury Center, 3.903%, 12/6/59 (USD)  1,000,000 1,053
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  7,830,000 6,881
Total Thailand (Cost
$37,922
)
38,157
TURKEY 2.4%
Corporate Bonds 2.4%
Akbank , 5.125%, 3/31/25 (USD)  525,000 526
Akbank , VR, 6.797%, 4/27/28 (USD) (3) 3,725,000 3,750
Akbank , VR, 6.80%, 6/22/31 (USD) (1)(3) 4,495,000 4,450
Turk Telekomunikasyon , 6.875%, 2/28/25 (USD) (1) 995,000 1,078
Turk Telekomunikasyon , 6.875%, 2/28/25 (USD)  4,700,000 5,094
Turkiye Sise ve Cam Fabrikalari , 6.95%, 3/14/26 (USD)  4,450,000 4,894
Yapi ve Kredi Bankasi , 5.85%, 6/21/24 (USD)  2,500,000 2,563
Total Turkey (Cost
$22,036
)
22,355
UKRAINE 1.9%
Corporate Bonds 1.9%
Kernel Holding, 6.75%, 10/27/27 (USD) (1) 2,690,000 2,876
Kernel Holding, 6.75%, 10/27/27 (USD)  4,900,000 5,239
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)  3,275,000 3,424
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD) (1) 1,300,000 1,351
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD)  4,400,000 4,572
Total Ukraine (Cost
$16,904
)
17,462
UNITED ARAB EMIRATES 4.9%
Corporate Bonds 4.9%
Abu Dhabi Ports, 2.50%, 5/6/31 (USD)  4,875,000 4,946
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)  6,850,662 8,289
DP World Crescent, 3.875%, 7/18/29 (USD)  6,000,000 6,494

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
EMG SUKUK, 4.564%, 6/18/24 (USD)  8,650,000 9,229
Emirates NBD Bank, VR, 6.125% (USD) (2)(3) 5,670,000 6,034
MAF Global Securities, VR, 6.375% (USD) (2)(3) 10,399,000 11,469
Total United Arab Emirates (Cost
$45,220
)
46,461
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (5)(6) 758 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 1.4%
Convertible Bonds 0.1%
JPMorgan Chase Bank, 0.125%, 1/1/23 (1) 925,000 949
949
Corporate Bonds 1.3%
Hyundai Capital America, 5.875%, 4/7/25 (1) 2,400,000 2,743
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 4,350,000 4,464
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 5,015,000 5,348
12,555
Total United States (Cost
$13,189
)
13,504
UZBEKISTAN 0.6%
Corporate Bonds 0.6%
Ipoteka -Bank ATIB, 5.50%, 11/19/25 (USD)  5,150,000 5,368
Total Uzbekistan (Cost
$5,298
)
5,368
VIETNAM 0.9%
Corporate Bonds 0.9%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1) 1,080,000 1,078
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  7,225,000 7,212
Total Vietnam (Cost
$8,279
)
8,290

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 0.05% (7)(8) 16,531,370 16,531
16,531
U.S. Treasury Obligations 0.4%
U.S. Treasury Notes, 2.625%, 12/15/21 (9) 4,122,000 4,144
4,144
Total Short-Term Investments (Cost $20,675) 20,675
Total Investments in Securities 98.6%
(Cost $917,270) $ 925,018
Other Assets Less Liabilities 1.4% 12,934
Net Assets 100.0% $ 937,952

T. ROWE PRICE Emerging Markets Corporate Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$267,933 and represents 28.6% of net assets.
(2) Perpetual security with no stated maturity date.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Non-income producing
(7) Seven-day yield
(8) Affiliated Companies
(9) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EUR Euro
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
**
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.EM-S36, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/26 6,000 (238) (202) (36)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S36, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/26 3,700 346 336 10
Total United States (26)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (26)
Total Centrally Cleared Swaps (26)
Net payments (receipts) of variation margin to date 20
Variation margin receivable (payable) on centrally cleared swaps $ (6)
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/19/21 USD 1,795 EUR 1,522 $ 31
Citibank 11/19/21 EUR 4,542 USD 5,371 (105)
Citibank 11/19/21 USD 884 EUR 749 14
Morgan Stanley 11/19/21 USD 2,682 EUR 2,271 49
Net unrealized gain (loss) on open forward
currency exchange contracts $ (11)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 528 U.S. Treasury Notes ten year contracts 12/21 (69,490) $ 678
Short, 85 Ultra U.S. Treasury Bonds contracts 12/21 (16,240) 430
Net payments (receipts) of variation margin to date (1,185)
Variation margin receivable (payable) on open futures contracts $ (77)

T. ROWE PRICE Emerging Markets Corporate Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ —# $ — $ 10+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 24,637  ¤  ¤ $ 16,531^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,531.

T. ROWE PRICE Emerging Markets Corporate Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will

T. ROWE PRICE Emerging Markets Corporate Bond Fund

affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Corporate Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F193-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 904,343 $ — $ 904,343
Common Stocks — — — —
Short-Term Investments 16,531 4,144 — 20,675
Total Securities 16,531 908,487 — 925,018
Swaps* — 10 — 10
Forward Currency Exchange
Contracts — 94 — 94
Futures Contracts* 1,108 — — 1,108
Total $ 17,639 $ 908,591 $ — $ 926,230
Liabilities
Swaps* $ — $ 36 $ — $ 36
Forward Currency Exchange
Contracts — 105 — 105
Total $ — $ 141 $ — $ 141
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.